TRADE RECEIVABLES AND OTHER ASSETS - Disclosure of detailed information about receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 24,096	$ 20,869
Less: current portion	(11,574)	(7,440)	$ (2,576)
Non-current portion	12,522	13,429	358
Royalty revenue receivable [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	1,034	198
Refundable taxes [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	1,017	1,166
Turkish VAT recoverable [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	3,567	5,496
Recoverable royalty generation expenditures and advances [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	911	1,445
Deferred compensation [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	12,216	11,112	$ 0
Less: current portion	(2,500)
Non-current portion	9,716
Milestone payments receivable [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	4,000	0
Reclamation bonds [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	472	834
Prepaid expenses, deposits and other [Member]
Trade And Other Current Receivable [Line Items]
Total receivables and other assets	$ 879	$ 617